S

LADENBURG INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 90.7%
	EQUITY - 22.7%
4,264	Pacer US Cash Cows 100 ETF	$ 247,781
8,072	Schwab U.S. Large-Cap Growth ETF	748,436
14,126	Schwab U.S. Large-Cap Value ETF	1,073,293
4,875	Schwab US Small-Cap ETF	240,045
1,050	Vanguard Mid-Cap Growth ETF	247,580
		2,557,135
	FIXED INCOME - 68.0%
30,572	Invesco Total Return Bond ETF	1,431,075
12,534	iShares 20+ Year Treasury Bond ETF	1,185,967
15,575	PIMCO Active Bond ETF	1,430,720
41,063	SPDR Doubleline Total Return Tactical ETF	1,644,573
26,198	Vanguard Intermediate-Term Bond ETF	1,975,329
		7,667,664

	TOTAL EXCHANGE-TRADED FUNDS (Cost $10,291,426)	10,224,799

	OPEN END FUNDS — 7.3%
	ALTERNATIVE - 7.3%
27,456	JPMorgan Hedged Equity Fund, Class I	819,017

	TOTAL OPEN END FUNDS (Cost $651,102)	819,017

	SHORT-TERM INVESTMENT — 2.1%
	MONEY MARKET FUND - 2.1%
234,504	First American Government Obligations Fund, Class X, 5.23% (Cost $234,504)(a)	234,504

	TOTAL INVESTMENTS - 100.1% (Cost $11,177,032)	$ 11,278,320
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(8,306)
	NET ASSETS - 100.0%	$ 11,270,014

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a) Rate disclosed is the seven day effective yield as of March 31, 2024.

LADENBURG INCOME & GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 89.9%
	EQUITY - 39.8%
46,263	Pacer US Cash Cows 100 ETF	$ 2,688,343
88,818	Schwab U.S. Large-Cap Growth ETF	8,235,205
130,756	Schwab U.S. Large-Cap Value ETF	9,934,841
26,851	Schwab US Small-Cap ETF	1,322,143
11,403	Vanguard Mid-Cap Growth ETF	2,688,713
		24,869,245
	FIXED INCOME - 50.1%
139,182	Invesco Total Return Bond ETF	6,515,109
61,345	iShares 20+ Year Treasury Bond ETF	5,804,464
71,097	PIMCO Active Bond ETF	6,530,971
148,002	SPDR Doubleline Total Return Tactical ETF	5,927,480
86,032	Vanguard Intermediate-Term Bond ETF	6,486,813
		31,264,837

	TOTAL EXCHANGE-TRADED FUNDS (Cost $50,400,708)	56,134,082

	OPEN END FUND — 9.0%
	ALTERNATIVE - 9.0%
188,200	JPMorgan Hedged Equity Fund, Class I	5,614,009

	TOTAL OPEN END FUND (Cost $4,357,768)	5,614,009

	SHORT-TERM INVESTMENT — 1.3%
	MONEY MARKET FUND - 1.3%
826,078	First American Government Obligations Fund, Class X, 5.23% (Cost $826,078)(a)	826,078

	TOTAL INVESTMENTS - 100.2% (Cost $55,584,554)	$ 62,574,169
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(147,216)
	NET ASSETS - 100.0%	$ 62,426,953

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of March 31, 2024.

LADENBURG GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 89.2%
	EQUITY - 55.1%
151,041	Pacer US Cash Cows 100 ETF	$ 8,776,993
331,949	Schwab U.S. Large-Cap Growth ETF	30,778,311
473,701	Schwab U.S. Large-Cap Value ETF	35,991,801
139,358	Schwab US Small-Cap ETF	6,861,988
36,486	Vanguard Mid-Cap Growth ETF	8,603,034
		91,012,127
	FIXED INCOME - 34.1%
236,846	Invesco Total Return Bond ETF	11,086,761
163,780	iShares 20+ Year Treasury Bond ETF	15,496,864
103,330	PIMCO Active Bond ETF	9,491,894
235,367	SPDR Doubleline Total Return Tactical ETF	9,426,448
146,194	Vanguard Intermediate-Term Bond ETF	11,023,028
		56,524,995

	TOTAL EXCHANGE-TRADED FUNDS (Cost $120,854,012)	147,537,122

	OPEN END FUND — 10.0%
	ALTERNATIVE - 10.0%
555,501	JPMorgan Hedged Equity Fund, Class I	16,570,605

	TOTAL OPEN END FUND (Cost $13,170,905)	16,570,605

	SHORT-TERM INVESTMENT — 0.9%
	MONEY MARKET FUND - 0.9%
1,506,650	First American Government Obligations Fund, Class X, 5.23% (Cost $1,506,650)(a)	1,506,650

	TOTAL INVESTMENTS - 100.1% (Cost $135,531,567)	$ 165,614,377
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(82,802)
	NET ASSETS - 100.0%	$ 165,531,575

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a) Rate disclosed is the seven day effective yield as of March 31, 2024.

LADENBURG GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.9%
	EQUITY - 75.7%
185,125	Pacer US Cash Cows 100 ETF	$ 10,757,614
314,115	Schwab U.S. Large-Cap Growth ETF	29,124,743
401,140	Schwab U.S. Large-Cap Value ETF	30,478,617
167,760	Schwab US Small-Cap ETF	8,260,502
47,039	Vanguard Mid-Cap Growth ETF	11,091,326
		89,712,802
	FIXED INCOME - 13.2%
113,424	Invesco Total Return Bond ETF	5,309,377
65,186	iShares 20+ Year Treasury Bond ETF	6,167,900
56,096	Vanguard Intermediate-Term Bond ETF	4,229,638
		15,706,915

	TOTAL EXCHANGE-TRADED FUNDS (Cost $76,943,738)	105,419,717

	OPEN END FUND — 9.5%
	ALTERNATIVE - 9.5%
375,930	JPMorgan Hedged Equity Fund, Class I	11,213,986

	TOTAL OPEN END FUND (Cost $8,923,481)	11,213,986

	SHORT-TERM INVESTMENT — 1.8%
	MONEY MARKET FUND - 1.8%
2,161,278	First American Government Obligations Fund, Class X, 5.23% (Cost $2,161,278)(a)	2,161,278

	TOTAL INVESTMENTS - 100.2% (Cost $88,028,497)	$ 118,794,981
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(227,327)
	NET ASSETS - 100.0%	$ 118,567,654

ETF	- Exchange-Traded Fund

(a) Rate disclosed is the seven day effective yield as of March 31, 2024.

LADENBURG AGGRESSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 86.9%
	EQUITY - 81.1%
99,263	Pacer US Cash Cows 100 ETF	$ 5,768,173
145,965	Schwab U.S. Large-Cap Growth ETF	13,533,875
182,751	Schwab U.S. Large-Cap Value ETF	13,885,421
104,022	Schwab US Small-Cap ETF	5,122,043
24,805	Vanguard Mid-Cap Growth ETF	5,848,771
		44,158,283
	FIXED INCOME - 5.8%
19,326	Invesco Total Return Bond ETF	904,650
14,298	iShares 20+ Year Treasury Bond ETF	1,352,877
12,233	Vanguard Intermediate-Term Bond ETF	922,368
		3,179,895

	TOTAL EXCHANGE-TRADED FUNDS (Cost $34,051,156)	47,338,178

	OPEN END FUND — 7.3%
	ALTERNATIVE - 7.3%
132,485	JPMorgan Hedged Equity Fund, Class I	3,952,030

	TOTAL OPEN END FUND (Cost $3,132,633)	3,952,030

	SHORT-TERM INVESTMENT — 5.9%
	MONEY MARKET FUND - 5.9%
3,206,800	First American Government Obligations Fund, Class X, 5.23% (Cost $3,206,800)(a)	3,206,800

	TOTAL INVESTMENTS - 100.1% (Cost $40,390,589)	$ 54,497,008
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(44,449)
	NET ASSETS - 100.0%	$ 54,452,559

ETF	- Exchange-Traded Fund

(a) Rate disclosed is the seven day effective yield as of March 31, 2024.

(a) Rate disclosed is the seven day effective yield as of March 31, 2024.